Related Party Transaction	3 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Related Party Transaction

NOTE 5 – RELATED PARTY TRANSACTIONS

Revenues of $-0- and $3,000 for the three-month period and $3,000 and $9,000 for the six-month period ended November 30, 2011 and 2010, respectively, are derived from providing consulting services (primarily CFO services) to two companies substantially owned by our CEO.  Accounts receivable related to these two companies totaled $28,500 and $21,000 at November 30, 2011 and 2010, respectively.

Consulting and professional expenses totaling $37,387 and $-0- for the three-month period and $62,375 and $-0- for the six-month period ended November 30, 2011 and 2010, respectively, are derived from consulting services provided by outsourcing consulting services to a company substantially owned by our CEO. On November 21, 2011, the Company’s CEO became an employee of the Company.